Common Stock Purchase Warrants	12 Months Ended
Dec. 31, 2021
Common Stock Purchase Warrants
Common Stock Purchase Warrants

(11) Common Stock Purchase Warrants

For each of the 4,166,666 shares of common stock issued in connection with the Company’s IPO, one common stock purchase warrant was also issued and included in the unit price of $6.00. These warrants were immediately separable and tradeable. Although the underwriters did not exercise their fifteen percent over-allotment option to purchase additional shares of common stock, they did purchase 624,999 additional common stock purchase warrants for $.001 per warrant less underwriting discounts and commissions. These 4,791,665 common stock purchase warrants have an exercise price of $6.00 per share and provide for a cashless exercise feature if there is no effective registration statement or current prospectus for the issuance of common stock upon exercise of the warrants. These warrants are exercisable from December 10, 2021 through December 10, 2026. Upon the termination date, these warrants will be automatically exercised via a cashless exercise.

In addition to the common stock purchase warrants noted above, the Company issued 208,333 common stock purchase warrants to the underwriters for the Company’s IPO pursuant to the underwriting agreement. These warrants have an exercise price of $7.50 per share and provide for a cashless exercise feature. These warrants are exercisable from June 7, 2022 through December 10, 2026.

The warrants were valued using a Black-Scholes model with a risk-free rate of .0082%, a term of 5.0 years, and a volatility of 1.24. The estimated volatility of the Company’s common stock at the date of measurement is based on an average historical stock price volatility of comparable public companies within the biotechnology and pharmaceutical industry that were deemed to be representative of future stock price trends as the Company does not have sufficient trading history for its common stock. The risk-free rate is based on the expected term of the warrants based on the constant maturity of U.S. Treasury securities with similar maturities as of the date of grant. The expected term has been estimated using the contractual term of the warrants.

The following table summarizes the Company’s outstanding warrants as of December 31, 2021:

			Grant Date	Grant Date
	Number of	Exercise	Fair Value	Fair Value
	Warrants	Price	per Warrant	Total
Balance- December 31, 2020
Underwritten public offering	4,791,665	$6.00	$4.77	$22,856,242
Issuance of underwriter warrants	208,333	$7.50	$4.64	966,665
Balance- December 31, 2021	4,999,998			$23,822,907

The Company has accounted for these warrants as equity-classified instruments under ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, as they are indexed to the Company’s common stock, and they meet all other conditions as defined in ASU 2020-06 for equity classification. The gross proceeds of the IPO transaction was allocated to the common stock and common stock purchase warrants using the relative fair value method shown as follows. Fair value of the warrants was recorded to Additional Paid-in- Capital on the Company’s balance sheet.

		Percent
	Fair	of Total	Amount
	Value	Fair Value	Allocated

Common Stock	$25,000,000	51.2%	$12,800,000
Common Stock Purchase Warrants	23,822,907	48.8%	12,200,000
Total	$48,822,907	100%	$25,000,000